INVENTORIES (Schedule of Movement on the Inventory Provision) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of other provisions [line items]
Opening provision at January 1
Closing provision at December 31	366
Provision for inventories [Member]
Disclosure of other provisions [line items]
Opening provision at January 1	6,716	6,299	$ 7,543
Charged during the year	5,179	1,567	480
Utilised during the year	(1,994)	(1,150)	(1,544)
Released during the year	(120)		(180)
Closing provision at December 31	$ 9,781	$ 6,716	$ 6,299